Interest expenses and similar charges (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expenses and similar charges
Deposits from credit institutions	$ 12,400	$ 9,041	$ 7,420
Customer deposits	28,235	35,036	31,913
Marketable debt securities	5,756	5,398	4,244
Subordinated liabilities	1,767	1,597	1,610
Hedging derivatives	193	222	108
Other interest expenses	1,824	6,780	6,294
Total interest expenses and similar charges	$ 50,175	$ 58,074	$ 51,589